Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 54,992	$ 8,428	¥ 45,806
Unreserved retained earnings	802,196	122,942	1,899,132
Total retained earnings	¥ 857,188	$ 131,370	¥ 1,944,938